UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3561

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

*PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS*

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2010

Capital Appreciation Variable Account

*Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.*

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 2.6%
Precision Castparts Corp.	3,870	$492,844
United Technologies Corp.	36,850	2,624,826

		$3,117,670

Alcoholic Beverages - 2.0%
Companhia de Bebidas das Americas, ADR	7,310	$904,832
Diageo PLC	91,210	1,570,368

		$2,475,200

Apparel Manufacturers - 2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	8,900	$1,305,503
NIKE, Inc., “B”	26,180	2,098,065

		$3,403,568

Broadcasting - 0.4%
Omnicom Group, Inc.	10,750	$424,410

Brokerage & Asset Managers - 5.3%
Charles Schwab Corp.	151,060	$2,099,734
CME Group, Inc.	6,980	1,817,941
Franklin Resources, Inc.	22,750	2,431,975

		$6,349,650

Business Services - 9.1%
Accenture Ltd., “A”	92,920	$3,948,171
Automatic Data Processing, Inc.	8,120	341,284
Dun & Bradstreet Corp.	44,890	3,328,145
MSCI, Inc., “A” (a)	49,470	1,642,899
Verisk Analytics, Inc., “A” (a)	42,400	1,187,624
Western Union Co.	31,490	556,428

		$11,004,551

Cable TV - 0.5%
DIRECTV, “A” (a)	13,170	$548,267

Chemicals - 0.9%
Monsanto Co.	23,160	$1,110,059

Computer Software - 6.0%
Autodesk, Inc. (a)	52,510	$1,678,745
Oracle Corp.	207,290	5,565,736

		$7,244,481

Computer Software - Systems - 7.7%
Apple, Inc. (a)	10,920	$3,098,550
EMC Corp. (a)	53,950	1,095,724
Hewlett-Packard Co.	50,730	2,134,211
International Business Machines Corp.	22,120	2,967,177

		$9,295,662

Consumer Products - 5.2%
Church & Dwight Co., Inc.	25,870	$1,679,998
Colgate-Palmolive Co.	40,780	3,134,351
Procter & Gamble Co.	24,920	1,494,452

		$6,308,801

Electrical Equipment - 4.0%
Danaher Corp.	106,680	$4,332,275
W.W. Grainger, Inc.	4,430	527,657

		$4,859,932

Electronics - 4.2%
Microchip Technology, Inc.	63,110	$1,984,810
Samsung Electronics Co. Ltd., GDR	1,713	587,559
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	242,196	2,455,867

		$5,028,236

Energy - Integrated - 2.1%
Chevron Corp.	12,410	$1,005,831
Exxon Mobil Corp.	15,810	976,900
Hess Corp.	10,410	615,439

		$2,598,170

Food & Beverages - 4.5%
Groupe Danone	30,805	$1,842,527
Mead Johnson Nutrition Co., “A”	11,380	647,636
PepsiCo, Inc.	44,870	2,981,163

		$5,471,326

Food & Drug Stores - 0.4%
CVS Caremark Corp.	15,519	$488,383

General Merchandise - 1.9%
Kohl’s Corp. (a)	19,280	$1,015,670
Target Corp.	23,530	1,257,443

		$2,273,113

Internet - 4.0%
eBay, Inc. (a)	34,630	$844,972
Google, Inc., “A” (a)	7,490	3,938,167

		$4,783,139

Major Banks - 3.1%
Bank of New York Mellon Corp.	84,654	$2,212,009
State Street Corp.	41,670	1,569,292

		$3,781,301

Medical & Health Technology & Services - 2.2%
Medco Health Solutions, Inc. (a)	8,600	$447,716
Patterson Cos., Inc.	63,060	1,806,669
VCA Antech, Inc. (a)	16,910	356,632

		$2,611,017

Medical Equipment - 9.0%
Becton, Dickinson & Co.	23,860	$1,768,026
DENTSPLY International, Inc.	80,230	2,564,953
Medtronic, Inc.	48,270	1,620,907
St. Jude Medical, Inc. (a)	15,900	625,506
Synthes, Inc.	9,210	1,064,729
Thermo Fisher Scientific, Inc. (a)	50,040	2,395,915
Waters Corp. (a)	12,410	878,380

		$10,918,416

Metals & Mining - 0.8%
BHP Billiton Ltd., ADR	12,550	$957,816

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 4.6%
Cisco Systems, Inc. (a)	251,440	$5,506,536

Oil Services - 4.8%
National Oilwell Varco, Inc.	59,340	$2,638,850
Schlumberger Ltd.	51,640	3,181,540

		$5,820,390

Other Banks & Diversified Financials - 4.6%
MasterCard, Inc., “A”	15,360	$3,440,640
Visa, Inc., “A”	29,210	2,169,135

		$5,609,775

Pharmaceuticals - 3.5%
Abbott Laboratories	23,170	$1,210,401
Allergan, Inc.	11,880	790,376
Johnson & Johnson	36,840	2,282,606

		$4,283,383

Specialty Chemicals - 1.3%
Praxair, Inc.	17,290	$1,560,595

Specialty Stores - 1.0%
Staples, Inc.	58,510	$1,224,029

Total Common Stocks		$119,057,876

MONEY MARKET FUNDS (v) - 1.7%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	2,097,036	$2,097,036

Total Investments		$121,154,912

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(227,043)

NET ASSETS - 100.0%		$120,927,869

(a)	Non-income producing security.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Capital Appreciation Variable Account

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable account’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$119,057,876	$—	$—	$119,057,876
Mutual Funds	2,097,036	—	—	2,097,036

Total Investments	$121,154,912	$—	$—	$121,154,912

For further information regarding security characteristics, see the Portfolio of Investments.

Capital Appreciation Variable Account

Supplemental Information (Unaudited) 9/30/10 - continued

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,026,944	15,293,031	(14,222,939)	2,097,036

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,870	$2,097,036

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.